Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net
10.	Property, plant and equipment, net

	2024		2023	2022

Acquisition cost	Ps.	2,281,654	3,258,234	3,190,297
Accumulated depreciation		(480,179)	(347,881)	(216,923)

	Ps.	1,801,475	2,910,353	2,973,374

Acquisition cost:	As of December 31, 2023		Additions	Disposals	Transfers	Foreign currency translation	As of December 31, 2024

Land	Ps.	1,302,493	-	(808,247)	(206,581)	-	287,665
Molds and machinery		611,337	207	(4,426)	36,366	-	643,484
Vehicles		32,193	2,284	(2,996)	-	-	31,481
Computers and equipment		126,324	21,808	(10,199)	31,583	24,460	193,976
Leasehold improvements		38,562	-	(15,856)	130,954	-	153,660
Buildings		1,062,347	1,021	(118,116)	-	-	945,252
Construction in progress		84,978	148,603	(8,594)	(198,903)	52	26,136

	Ps.	3,258,234	173,923	(968,434)	(206,581)*	24,512	2,281,654

(*)	Transfer to assets held for sale see note 1b.
Accumulated depreciation:	As of December 31, 2023		Depreciation expense	Disposals	Foreign currency translation	As of December 31, 2024

Molds and machinery	Ps.	(174,392)	(78,360)	3,938	-	(248,814)
Vehicles		(14,060)	(7,000)	1,976	-	(19,084)
Computers and equipment		(17,554)	(39,008)	9,964	(22,401)	(68,999)
Leasehold improvements		(27,569)	(6,750)	15,818	-	(18,501)
Buildings		(114,306)	(49,030)	38,555	-	(124,781)

	Ps.	(347,881)	(180,148)	70,251	(22,401)	(480,179)

Acquisition cost:	As of December 31, 2022		Additions	Disposals	Transfers	Foreign currency translation	As of December 31, 2023

Land	Ps.	1,302,493	-	-	-	-	1,302,493
Molds and machinery		558,027	1,002	(9,058)	61,366	-	611,337
Vehicles		21,773	2,099	(3,168)	11,489	-	32,193
Computers and equipment		122,502	16,583	(11,879)	17,593	(18,475)	126,324
Leasehold improvements		43,238	-	(4,820)	144	-	38,562
Buildings		1,032,032	-	-	30,315	-	1,062,347
Construction in progress		110,232	105,871	(9,900)	(120,907)	(318)	84,978

	Ps.	3,190,297	125,555	(38,825)	-	(18,793)	3,258,234

Accumulated depreciation:	As of December 31, 2022		Depreciation expense	Disposals	Foreign currency translation	As of December 31, 2023

Molds and machinery	Ps.	(103,267)	(74,657)	3,532	-	(174,392)
Vehicles		(9,095)	(5,968)	1,003	-	(14,060)
Computers and equipment		(7,997)	(37,443)	11,829	16,057	(17,554)
Leasehold improvements		(31,066)	(1,323)	4,820	-	(27,569)
Buildings		(65,498)	(48,808)	-	-	(114,306)

	Ps.	(216,923)	(168,199)	21,184	16,057	(347,881)

Acquisition cost:	As of January 1, 2022		Subsidiaries’ Acquisitions	Additions	Disposals	Transfers	Foreign currency translation	As of December 31, 2022

Land	Ps.	49,256	1,253,237	-	-	-	-	1,302,493
Molds and machinery		270,148	237,818	1,081	(18,319)	67,299	-	558,027
Vehicles		17,714	-	6,183	(2,124)	-	-	21,773
Computers and equipment		80,979	101,512	9,605	(99,640)	32,544	(2,498)	122,502
Leasehold improvements		38,115	1,430	479	-	3,214	-	43,238
Buildings		678,298	321,994	-	-	31,740	-	1,032,032
Construction in progress		97,284	41,790	107,260	(1,302)	(134,797)	(3)	110,232

	Ps.	1,231,794	1,957,781	124,608	(121,385)	-	(2,501)	3,190,297
Accumulated depreciation:	As of January 1, 2022		Depreciation expense	Disposals	Foreign currency translation	As of December 31, 2022

Molds and machinery	Ps.	(48,761)	(60,965)	6,459	-	(103,267)
Vehicles		(5,283)	(3,992)	180	-	(9,095)
Computers and equipment		(54,188)	(40,738)	84,523	2,406	(7,997)
Leasehold improvements		(29,936)	(1,134)	4	-	(31,066)
Buildings		(24,134)	(41,364)	-	-	(65,498)

	Ps.	(162,302)	(148,193)	91,166	2,406	(216,923)

Depreciation expense is included in administrative expenses and cost of sales line in the consolidated statement of profit or loss and other comprehensive income. During 2024, an impairment loss of Ps. 166,581 was determined on assets held for sale, during 2023 and 2022 no impairment losses were determined.

The Group built a distribution center, which was ready to use in 2021 and it was started to capitalization began to be capitalized in that year, however, the construction remainder was completed until 2023. As of December 31, 2023, and 2022, the total payments related to this construction amounted to Ps.2,349 and Ps.37,500, respectively. The total investment amounted to Ps.1,110,807.

During 2024, 2023 and 2022 there was no capitalization of interest associated with qualifying assets.

As of December 31, 2024, the Group carried out the sale of the properties “Las Flores” and “San Ángel” for the price of Ps.16,500 and Ps.385,700, respectively. As a result of the sale of said properties, the Group recognized an accounting loss of Ps.60,614 and Ps.469,108, respectively, as described in note 1a.

As of December 31, 2024, the Company reclassified the O’Farril land in Jafra Mexico from property, plant and equipment to assets classified as held for sale for a value of Ps.40,000. At the end of 2024, the carrying amount of O’Farril was Ps.206,581 (value recorded in the acquisition of Jafra businesses), which was impaired to its fair value of Ps.166,581 due to the decrease in the market value of the properties in Mexico City. This impairment is presented into administrative expenses.